Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Registrant Name	Novartis AG
Entity Central Index Key	0001114448
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	1,908,151,679
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
ICFR Auditor Attestation Flag	true
Auditor Name	KPMG AG
Auditor Location	Basel, Switzerland
Auditor Firm ID	3240
Entity File Number	1-15024
Entity Incorporation, State or Country Code	V8
Entity Address, Address Line One	Lichtstrasse 35
Entity Address, City or Town	Basel
Entity Address, Postal Zip Code	4056
Entity Address, Country	CH
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
American Depositary Shares each representing 1 share
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares each representing 1 share
Trading Symbol	NVS
Security Exchange Name	NYSE
Ordinary shares, nominal value CHF 0.49 per share*
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, nominal value CHF 0.49 per share
Trading Symbol	NOVN
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Lichtstrasse 35
Entity Address, City or Town	Basel
Entity Address, Postal Zip Code	4056
Entity Address, Country	CH
Contact Personnel Name	Karen L. Hale
Country Region	41
City Area Code	61
Local Phone Number	324-1111
Contact Personnel Fax Number	324-7826